Basis of Presentation, Organization, Going Concern, Recent Accounting Pronouncements and Earnings (Loss) Per Share (Details ) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2015
Basic and Diluted EPS Computation
Loss available to common stockholders'	$ (851,446)	$ (302,636)	$ (2,693,646)	$ (1,610,880)	$ (2,077,889)	$ (1,318,507)	$ (1,318,507)
Denominator:
Weighted average number of common shares outstanding	75,123,280	69,955,847	73,837,107	69,695,772	69,772,485		67,233,254
Basic and diluted EPS	$ (0.01)	$ (0.00)	$ (0.04)	$ (0.02)	$ (0.03)		$ (0.02)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	3,881,971	8,448,570	3,881,971	8,448,570	8,129,931		9,227,500
Stock options [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	545,000	445,000	545,000	445,000	385,000		257,500
Warrant [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	2,689,158	7,380,503	2,689,158	7,380,503	7,280,503		8,970,000
Convertible debt [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	647,813	623,067	647,813	623,067	464,428